August 12, 2004

VIA EDGAR

US Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-1004

Attn: Filing Desk

Re: Registration Statement on Form S-1 for FoxHollow Technologies, Inc.

Ladies and Gentlemen:

Accompanying this letter filing pursuant to the Securities Act of 1933, as amended (the “Act”), is a conformed copy of a Registration Statement on Form S-1 (the “Form S-1”), together with certain exhibits thereto, covering the initial public offering of Common Stock of FoxHollow Technologies, Inc. (the “Company”). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years. The Company has previously transferred to the Commission’s account by federal wire transfer sufficient funds for the registration fee as required pursuant to Rule 13(c) of Regulation S-T.

The Company intends to amend the Form S-1 to include the estimated range of the price per share at which the Common Stock will be offered.

Please contact me directly at 650-320-4872 if you have any questions.

Sincerely, WILSON SONSINI GOODRICH & ROSATI Professional Corporation

/s/ David J. Saul
David J. Saul